RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Ossen Material Research [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	$ 4,843,162
Shanghai Pujiang [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	11,300,712
Shanghai Pujiang [Member] | Notes payable [Member]
Related Party Transaction [Line Items]
Guarantee	$ 17,550,330
Ossen Shanghai [Member]
Related Party Transaction [Line Items]
Ownership transferred	30.00%